Quarterly Results of Operations and Selected Cash Flow Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Results of Operations

	2014
(Dollars in thousands, except per share data)	Fourth Quarter	Third Quarter	Second Quarter	First Quarter
Total interest income	$137,276	$133,793	$119,514	$114,232
Total interest expense	12,596	12,042	10,241	9,824

Net interest income	124,680	121,751	109,273	104,408
Provision for loan losses	6,495	5,714	4,748	2,103

Net interest income after provision for loan losses	118,185	116,037	104,525	102,305
Gain on sale of investments, net	164	582	8	19
Other noninterest income	46,908	46,530	43,753	35,662
Noninterest expense	119,382	120,360	127,309	107,428

Income before income taxes	45,875	42,789	20,977	30,558
Income tax expense	9,939	11,897	4,750	8,163

Net income	$35,936	$30,892	$16,227	$22,395
Preferred stock dividends	—	—	—	—

Income available to common shareholders	35,936	30,892	16,227	22,395
Earnings allocated to unvested restricted stock	(530)	(465)	(258)	(405)

Earnings available to common shareholders - Diluted	$35,406	$30,427	$15,969	$21,990

Earnings per share - Basic	$1.08	$0.93	$0.53	$0.75
Earnings per share - Diluted	1.07	0.92	0.53	0.75
Cash dividends declared per common share	0.34	0.34	0.34	0.34

	2013
	Fourth Quarter	Third Quarter	Second Quarter	First Quarter
Total interest income	$114,092	$108,512	$108,177	$106,416
Total interest expense	10,654	11,060	11,695	13,545

Net interest income	103,438	97,452	96,482	92,871
(Reversal of) Provision for loan losses	4,700	2,014	1,807	(3,377)

Net interest income after (reversal of) provision for loan losses	98,738	95,438	94,675	96,248
Gain (loss) on sale of investments, net	19	13	(57)	2,359
Other noninterest income	38,696	43,250	42,546	42,132
Noninterest expense	102,674	108,152	117,361	144,898

Income (loss) before income taxes	34,779	30,549	19,803	(4,159)
Income tax expense (benefit)	9,175	7,357	4,213	(4,876)

Net income	$25,604	$23,192	$15,590	$717
Preferred stock dividends	—	—	—	—

Income available to common shareholders	25,604	23,192	15,590	717
Earnings allocated to unvested restricted stock	(456)	(425)	(293)	(20)

Earnings available to common shareholders - Diluted	$25,148	$22,767	$15,297	$697

Earnings per share - Basic	$0.86	$0.78	$0.53	$0.02
Earnings per share - Diluted	0.86	0.78	0.53	0.02
Cash dividends declared per common share	0.34	0.34	0.34	0.34

Schedule of Error Corrections and Prior Period Adjustments Effect on Statements of Comprehensive Income

The following table presents the effect this error correction and purchase accounting adjustments had on the reported consolidated statements of comprehensive income for the periods indicated:

		Adjustment
(Dollars in thousand, except per share data)	As Previously Reported	Error Correction	Purchase Accounting	As Adjusted
Three Months Ended June 30, 2014
Net interest income	$108,979	$—	$294	$109,273
Non-interest income	47,963	(4,189)	(13)	43,761
Non-interest expense	127,375	(170)	104	127,309
Income tax expense	6,271	(1,656)	135	4,750

Net income	18,548	(2,363)	42	16,227

Earnings per share - basic	0.60	(0.07)	—	0.53
Earnings per share - diluted	0.60	(0.07)	—	0.53

Three Months Ended September 30, 2014
Net interest income	$121,041	$—	$710	$121,751
Non-interest income	45,663	1,487	(38)	47,112
Non-interest expense	120,060	170	130	120,360
Income tax expense	11,186	521	190	11,897

Net income	29,744	796	352	30,892

Earnings per share - basic	0.89	0.03	0.01	0.93
Earnings per share - diluted	0.89	0.02	0.01	0.92